Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Accrued Expenses and Other Liabilities [Abstract]
Accrued interest payable	$ 1,757	$ 10,779
Accrued expenses	3,078	5,090
Total accrued expenses and other liabilities	$ 4,835	$ 15,869